Financial Instruments - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Percentage of accounts receivable from ten largest customers	91.00%	82.00%
Expected credit loss decrease increase	$ (35.8)	$ (57.9)	$ 3.3
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Discount for lack of marketability percentage	10.00%	10.00%
Decrease in fair value due to lack of marketability increase by 1%	$ (52.7)	$ (48.7)
Percentage increase in the discount for lack of marketability	1.00%	1.00%
Equity Price Risk [member]
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk	(10.00%)	(10.00%)	(10.00%)
Equity Price Risk [member] | Impact on Other Comprehensive Income [Member]
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk, monetary effect	$ (954.9)	$ (631.5)	$ (595.8)
Equity Price Risk [member] | Impact on Net Income [member]
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk, monetary effect	$ 1,073.4
Currency Risk [member]
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk	(10.00%)	(10.00%)	(10.00%)
Assumed change in risk, monetary effect	$ (891.0)	$ (1,704.6)	$ (1,435.3)
Interest rate risk [member] | Fixed Income Securities [member]
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk	1.00%	1.00%	1.00%
Interest rate risk [member] | Fixed Income Securities [member] | Impact on Other Comprehensive Income [Member]
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk, monetary effect	$ (3,842.0)	$ (3,831.3)	$ (3,767.1)